Advances to Equity-Accounted Joint Ventures (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Exmar LPG BVBA
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner	$ 52.3	$ 52.3
Percentage of ownership in joint venture	50.00%
Interest receivable on advances to equity accounted joint ventures	$ 0.2	1.1
Exmar LPG BVBA | LIBOR
Investments in and Advances to Affiliates [Line Items]
Variable interest rate on debt	0.50%
Exmar LPG BVBA | Exmar
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture	50.00%
Yamal LNG Joint Venture
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner	$ 162.7	146.7
Percentage of ownership in joint venture	50.00%
Interest receivable on advances to equity accounted joint ventures	$ 13.0	9.4
Yamal LNG Joint Venture | LIBOR
Investments in and Advances to Affiliates [Line Items]
Variable interest rate on debt	3.00%
Yamal LNG Joint Venture | China LNG Shipping
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture	50.00%
Bahrain LNG Joint Venture
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner	$ 79.1	62.9
Percentage of ownership in joint venture	30.00%
Interest receivable on advances to equity accounted joint ventures	$ 0.1	$ 0.1
Bahrain LNG Joint Venture | Nogaholding
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture by noncontrolling owners	30.00%
Bahrain LNG Joint Venture | Gulf Investment Corporation
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture by noncontrolling owners	24.00%
Bahrain LNG Joint Venture | Samsung C&T
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture by noncontrolling owners	16.00%